INCOME TAXES	12 Months Ended
Dec. 28, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7. INCOME TAXES

For fiscal years 2013 and 2012, the income tax benefit (provision) consists of the following (amounts in thousands):

	Fiscal Year 2013	Fiscal Year 2012
Federal deferred tax expense, net	$(85)	$(102)
State deferred tax expense, net	(29)	(4)

Total	$(114)	$(106)

The Company has reserved all of its domestic and foreign net deferred tax assets with a valuation allowance as of December 28, 2013 and December 29, 2012, in accordance with the provisions of FASB ASC 740 "Income Taxes." Realization of the deferred tax asset is dependent on generating sufficient income in future periods. In evaluating the ability to use its deferred tax assets, the Company considers all positive and negative evidence including the Company's past operating results, the existence of cumulative losses in the most recent fiscal year and the Company's forecast of future income. In determining future income, the Company is responsible for assumptions utilized including the amount of state, federal and international operating income, the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future income and are consistent with the plans and estimates the Company is using to manage the underlying business.

The following is a reconciliation between the provision for income taxes and the amounts computed based on loss before income taxes at the statutory federal income tax rate (amounts in thousands):

	Fiscal Year 2013		Fiscal Year 2012
	Amount	%	Amount	%
Computed expected federal income tax benefit	$658	34.0	$368	34.0
State income tax benefit, net of federal benefit	186	9.6	11	1.1
Rate differential on foreign operations	174	8.9	(76)	(7.1)
Forfeited vested stock options	(211)	(10.9)	(460)	(42.5)
Adjustment to estimated tax loss carryforward	(1,734)	(89.6)	(4)	(0.4)
Change in statutory and applicable tax rates	771	39.8	(1,845)	(170.7)
Non-deductible expenses	(62)	(3.2)	(73)	(6.8)
Other	(5)	(0.2)	(12)	(1.0)
Change in valuation allowance	109	5.7	1,985	183.6
Total	$(114)	(5.9)	$(106)	(9.8)

The significant components of deferred income tax assets and the related balance sheet classifications, as of December 28, 2013 and December 29, 2012, are as follows (amounts in thousands):

	December 28, 2013	December 29, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$45	$68
Accrued expenses	109	61
Valuation allowance	(154)	(129)
Current deferred tax asset	$-	$-

Non-current deferred tax assets (liabilities):
Goodwill and intangible assets	$4,811	$6,437
Share-based compensation expense	803	856
Net operating loss carryforward	24,265	22,842
Other	480	458
Foreign tax credit carryforward	1,006	1,006
Valuation allowance	(31,951)	(32,071)

Non-current deferred tax liabilities	$(586)	$(472)

The federal net operating loss carryforward as of December 28, 2013 is scheduled to expire as follows (amounts in thousands):

	Amount	Year
	$1,640	2015
	5,602	2023
	9,094	2024
	7,432	2025
	9,854	2026
	5,152	2027
	1,637	2028
	3,279	2030
	4,676	2031
	4,798	2032
	7,426	2033
Total	$60,590

As of December 28, 2013, the Company has a deferred tax asset of $2.1 million related to various state net operating loss carryforwards. These net operating losses expire at various times between 2014 and 2033. In addition, the Company has a deferred tax asset of $1.5 million related to foreign net operating loss carryforwards as of December 28, 2013 that have no expiration date. As of December 28, 2013, the Company has net of foreign tax credits of $1.0 million. If unutilized, the expiration of these foreign tax credits is $317,000 and $689,000 in fiscal years 2018 and 2019, respectively. The Company has not provided deferred taxes on undistributed earnings of foreign subsidiaries, because it is the Company's intention to reinvest these earnings indefinitely. The determination of the amount of deferred taxes related to investments in foreign subsidiaries that is essentially permanent in nature is not practicable.

The Company analyzes its uncertain tax positions pursuant to the provisions of FASB ASC 740 "Income Taxes." ASC 740 prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained based on its technical merit. If the tax position is deemed "more-likely-than-not" to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the taxing authority. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

As of December 28, 2013 and December 29, 2012, the Company had no recorded liability for unrecognized tax benefits.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2000. As of December 28, 2013, the Company has no income tax examinations in process.